OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER ASSETS
Schedule of other assets

	12.31.18	12.31.17
Advances to employees and suppliers	83,094	58,456
Related-party receivables (Note 28)	120,776	166,733
Receivables from suppliers	114,175	114,015
Surplus from post-employment benefit plans (Note 30)	10,997	9,833
Other amounts receivable	20,670	61,295
Total	349,712	410,332

Current	302,607	321,397
Non-current	47,105	88,935